Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities:
German government	€ 8,131	€ 9,405
U.S. Treasury and U.S. government agencies	8,092	7,652
U.S. local (municipal) governments	2,436	3,261
Other foreign governments	19,275	23,779
Corporates	6,775	6,849
Other asset-backed securities	1	84
Mortgage-backed securities, including obligations of U.S. federal agencies	11	17
Other debt securities	359	470
Total debt securities	45,081	51,516
Equity securities:
Equity shares	897	1,027
Investment certificates and mutual funds	97	122
Total equity securities	994	1,149
Other equity interests	636	804
Loans	2,685	2,759
Total financial assets available for sale	€ 49,397	€ 56,228